COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

The Company entered into a five-year supply agreement with Millcorp Geneva SA (“Millcorp”), pursuant to which the Company is obligated to obtain at least 80% of the Company’s annual requirements of common wheat, durum wheat, or any other cereal, from Millcorp. The agreement expired on March 31, 2026, and will not be renewed. The purchases incurred were $38,412, $67,042, and $ 147,284 for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company has commitments with banks to finance its operating activities. The Company has provided collateral and mortgages to banks of $38,756 As of December 31, 2025.

From time to time the Company is involved in litigation incidental to the conduct of its business. These matters may relate to employment and labor claims, patent and intellectual property claims, claims of alleged non-compliance with contract provisions and claims related to alleged violations of laws and regulations. When applicable, the Company records accruals for contingencies when it is probable that a liability will be incurred, and the amount of loss can be reasonably estimated. Defense costs are expensed as incurred and are included in professional fees. While the outcome of lawsuits and other proceedings against the Company cannot be predicted with certainty, in the opinion of management, individually or in the aggregate, no such lawsuits and other proceedings had or are expected to have a material effect on the consolidated financial statements at December 31, 2025.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)